Material related party transactions - Summary of other transactions with related parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Material related party transactions
Sales of goods to:		¥ 2,840	¥ 10,218
Service rendered to:	¥ 7,632	29,397	38,288
Purchases of goods or services from:	66,805	161,097	129,909
Payments made on behalf of customers to:	2,734	65,238	34,848
Disposal of property and equipment to:	1,431
Yutong affiliates
Material related party transactions
Sales of goods to:			5,708
Service rendered to:		13,816	23,390
Purchases of goods or services from:		71,042	18,377
Yuji affiliates
Material related party transactions
Service rendered to:		528
Purchases of goods or services from:	66,805	90,055	111,532
Payments made on behalf of customers to:	2,734	65,238	34,848
Disposal of property and equipment to:	1,431
Alliance affiliates
Material related party transactions
Sales of goods to:		2,840	4,510
Service rendered to:	¥ 7,632	¥ 15,053	¥ 14,898